Consolidated cash flow statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net profit		€ 6,369	€ 7,140	€ 8,269
Taxation		2,500	2,199	2,068
Share of net profit of joint ventures/associates and other (income)/loss from non-current investments		(268)	(209)	(232)
Net monetary loss arising from hyperinflationary economies		195	142	157
Net finance costs		604	486	493
Operating profit		9,400	9,758	10,755
Depreciation, amortisation and impairment		1,757	1,579	1,946
Changes in working capital:		(160)	814	(422)
Inventories		(198)	340	(1,398)
Trade and other receivables		(206)	768	(1,852)
Trade payables and other liabilities		244	(294)	2,828
Pensions and similar obligations less payments		(88)	(281)	(119)
Provisions less payments		330	(185)	203
Elimination of losses/(profits) on disposals		436	(433)	(2,335)
Non-cash charge for share-based compensation		324	212	177
Other adjustments		145	97	(116)
Cash flow from operating activities		12,144	11,561	10,089
Income tax paid		(2,625)	(2,135)	(2,807)
Net cash flow from operating activities		9,519	9,426	7,282
Interest received		432	267	287
Purchase of intangible assets		(233)	(243)	(253)
Purchase of property, plant and equipment		(1,738)	(1,502)	(1,456)
Disposal of property, plant and equipment		37	42	82
Acquisition of businesses and investments in joint ventures and associates		(795)	(704)	(979)
Disposal of businesses, joint ventures and associates		985	436	4,622
Acquisition of other non-current investments		(166)	(533)	(170)
Disposal of other non-current investments		59	62	266
Dividends from joint ventures, associates and other non-current investments		261	239	185
Sale/(purchase) of financial assets		533	(358)	(131)
Net cash flow (used in)/from investing activities		(625)	(2,294)	2,453
Dividends paid on ordinary share capital		(4,319)	(4,363)	(4,329)
Interest paid		(1,085)	(899)	(744)
Net change in short-term borrowings		643	(570)	(545)
Additional financial liabilities		4,741	4,972	7,776
Repayment of financial liabilities		(4,306)	(3,905)	(8,440)
Capital element of lease rental payments		(381)	(394)	(518)
Repurchase of shares		(1,508)	(1,507)	(1,509)
Other financing activities	[1]	(726)	(527)	(581)
Net cash flow used in financing activities		(6,941)	(7,193)	(8,890)
Net increase/(decrease) in cash and cash equivalents		1,953	(61)	845
Cash and cash equivalents at the beginning of the year		4,045	4,225	3,387
Effect of foreign exchange rate changes		(48)	(119)	(7)
Cash and cash equivalents at the end of the year		€ 5,950	€ 4,045	€ 4,225

[1]	Other financing activities include cash paid for the purchase of non-controlling interests and dividends paid to minority interests.